Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Net Deferred Tax Assets

The Company’s net deferred tax assets are as follows:

	December 31, 2024	December 31, 2023
Deferred tax asset/(liability)
Organizational costs/Startup expenses	$694,480	$436,196
Unrealized gain/loss – Trust	—	(13,661)
Net deferred tax asset	694,480	422,535
Valuation allowance	(694,480)	(436,196)
Deferred tax (liability), net of allowance	$—	$(13,661)

Schedule of Income Tax Provision

The income tax provision consists of the following:

	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023
Federal
Current	$94,174	$480,069
Deferred	(271,945)	(226,991)

State
Change in valuation allowance	258,284	203,712
Income tax provision	$80,513	$456,790

Schedule of Reconciliation of the Federal Income Tax Rate

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31, 2024	December 31, 2023
Statutory federal income tax rate	21.0%	21.0%
Prior Year Trueup	0.00	0.00
Change in fair value of warrant liabilities	(18.7)	(11.4)
Business combination expenses	0.00	5.8
Penalties and interest	0.00	0.2
Change in valuation allowance	(3.0)	12.6
Income tax provision	(0.90)%	28.2%